Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 16 – Related Party Transactions

The following sets forth information regarding transactions between the Company (and its subsidiaries) and its officers, directors and significant stockholders.

Loan Transactions:

1.          On November 21, 2009, Michael D. Herman (the Company’s Chairman and Chief Executive Officer), loaned $500,000 to Heat Waves pursuant to the terms of a promissory note (the “Heat Waves Note”). The Heat Waves Note accrues interest at 3% per annum and is due in full by December 31, 2018. As part of loan agreements with Great Western Bank, Mr. Herman agreed to subordinate the debt represented by this note to all obligations to the bank. Interest is to be paid annually in arrears, but due to the subordination interest is being accrued to the loan balance.

On July 29, 2011, upon approval by the Board of Directors, Mr. Herman received a principal payment on the subordinated debt in the amount of $222,240. The entire payment was applied to the principal paydown of this loan. On October 4, 2011 and again on October 29, 2012, upon management approval, Mr. Herman received an interest payment in the amount of $27,456 and $7,000, respectively, on this loan. On November 2, 2012, pursuant to the terms and conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman was required to convert the remaining principal balance of $277,760 on this loan into common shares of the Company’s common stock through a stock subscription agreement, on that date. The outstanding accrued interest of $1,356 on this loan was paid out in cash to Mr. Herman on or around the same date as the stock subscription agreement.

2.          On March 31, 2010, Mr. Herman loaned an additional $1,200,000 to Heat Waves pursuant to the terms of a promissory note (the “Heat Waves Note II”). The Heat Waves Note II accrues interest at 3% per annum and is due in full by December 31, 2018. As part of the loan agreements with Great Western Bank, Mr. Herman agreed to subordinate the debt represented by this note to all obligations to the bank. Interest is to be paid annually in arrears, but due to the subordination interest is being accrued to the loan balance. On October 4, 2011 upon management approval Mr. Herman received an interest payment in the amount of $49,544 on this loan.

On November 2, 2012, pursuant to the terms and conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman was required to convert the remaining principal balance of $1.2 million on this loan in common shares of the Company’s common stock through a stock subscription agreement on that date. The outstanding accrued interest of $43,662 on this loan was paid out in cash to Mr. Herman on or around the same date as the stock subscription agreement.

2012 Conversion Agreement with Mr. Herman:

In November 2012 Enservco entered into a new lending relationship with PNC Business Credit (“PNC”) which replaced the prior credit arrangement with Great Western Bank. As noted in prior reports, there had been certain covenant issues in the Great Western Bank arrangement, but Great Western Bank had never declared default in the lending relationship. Nevertheless, Great Western had advised Enservco that it must refinance the debt in whole by no later than March 31, 2013.

As a condition of the refinancing with PNC, PNC required that Mr. Herman continue to guarantee Enservco’s indebtedness, although it reduced the guarantee amount to $3,500,000 from the unlimited guarantee imposed by Great Western Bank. PNC required that Mr. Herman pledge 250,000 shares of Pyramid Oil Company (“PDO”), an unaffiliated company, to collateralize his guaranty agreement. PNC also required that Mr. Herman convert his subordinated indebtedness (a total of $1,477,760) into equity of Enservco. (Note: PNC also required a minimum of $1,250,000 of new equity financing prior to closing on the PNC agreement.)

With the consent of the Board of Directors of Enservco, Mr. Herman consented to provide his accommodations to facilitate the PNC lending arrangement. As a condition of his agreement, Mr. Herman asked that Enservco:

1.	Continue payment of the guarantee fee approved in February 2012 for so long as he guaranteed any portion of Enservco’s indebtedness; and

2.	Allow Mr. Herman to convert his subordinated debt at its face value into common stock and warrants on the same terms as the private placement being offered to investors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of Enservco common stock and warrants to purchase 500 shares at $0.55 per share).

In resolutions adopted on October 24, 2012, by the directors other than Mr. Herman (who was not present for that discussion and resolution), the Board of Directors approved Mr. Herman’s terms and concluded that the transaction contemplated in Mr. Herman’s offer was in the best interests of the Company, and that the consideration received by the Company for the issuance of the shares and warrants contained in the Units to be issued upon such conversion is fair and adequate.

As a result of the completion of the PNC financing, Mr. Herman entered into a guarantee agreement for $3,500,000 and pledged his shares of PDO (as described above), and converted his debt from the Company in the principal amount of $1,477,760 into 4,222 Units (being 4,222,000 shares and 2,111,000 warrants to purchase common stock at $0.55 per share). The approximate $45,000 of accrued interest owed Mr. Herman was paid in cash from funds received through the PNC agreement and the private equity placement required therein. Also as a result of the completion of the PNC financing, Mr. Herman was relieved of his unlimited guarantee to Great Western Bank.

Related Party Purchase in Equity Offering:

As discussed above, a condition of the PNC financing transaction was that Enservco raise at least $1,250,000 in equity in a private equity placement. This private placement was completed in November 2012. Rick D. Kasch, the Company’s President and Chief Financial Officer, was one of the purchasers in the private equity placement. Mr. Kasch invested $26,250 on the same terms as the unaffiliated investors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of Enservco common stock and warrants to purchase 500 shares at $0.55 per share). As such, Mr. Kasch acquired 75 units, or 75,000 shares of Common stock of the Company, and was granted warrants to purchase 37,500 shares of Common stock of the Company at $0.55 per share.